PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost
Buildings	$6,288,083	$6,244,348
Furniture, fixtures and equipment	1,071,341	1,007,626
Leasehold improvements	1,049,332	953,535
Plant and gaming machinery	265,856	227,263
Transportation	218,952	101,915
Construction in progress	143,330	69,186
Freehold land	77,876	85,068

Sub-total	9,114,770	8,688,941
Less: accumulated depreciation and amortization	(3,390,861)	(2,904,598)

Property and equipment, net	$5,723,909	$5,784,343

As of December 31, 2019 and 2018, construction in progress mainly in relation to Studio City and Cyprus Operations included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to
$21,774

and $8,542, respectively.
The cost and accumulated depreciation and amortization of right-of-use assets held under
finance
lease arrangements were $233,503 and $
63,758
as of December 31, 2019 and $224,752 and $49,288 as of December 31, 2018, respectively. Further information of the lease arrangements is included in Note 13.